Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Breakdown of Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment
and facilities as of March 31, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Land	¥49,474	¥49,214
Office buildings	103,423	71,468
Equipment and facilities	75,206	36,279
Software	121,245	111,031
Construction in progress	17	1,738
Operating lease ROU assets	—	170,782

Total	¥349,365	¥440,512

Schedule of estimated useful lives for significant asset classes	The estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	2 to 20 years
Software	3 to 10 years